Parent Only Condensed Financial Information - Schedule of Parent Only Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 8,847	$ 5,493	$ 25,528	$ 19,079	$ 12,973
Net cash from operating activities	(21,503)	(12,443)	28,783	56,219	29,095
Cash flows from investment activities:
Net cash from investing activities	(63,497)	(40,444)	(264,446)	7,202	(105,380)
Cash flows from financing activities:
Issuance of subordinated debentures, net of issuance costs				49,274
Issuance of common stock, net of issuance costs			60,210
Cash dividends paid	(1,275)	(3,848)	(5,118)	(2,554)	(3,114)
Stock options exercised	3,540		2,296	595	491
Net cash from financing activities	13,487	101,721	266,998	(58,599)	83,481
Net increase in cash and cash equivalents	(71,513)	48,834	31,335	4,822	7,196
RBB Bancorp
Cash flows from operating activities:
Net income			25,466	19,079	12,941
Net amortization of other			235	188
Provision for deferred income taxes			1,807	(1,172)	(125)
Undistributed income of subsidiaries			(27,763)	(20,757)	(13,114)
Change in other assets and liabilities			(3,861)	(159)	135
Net cash from operating activities			(4,116)	(2,821)	(163)
Cash flows from investment activities:
Outlays for business acquisitions				(839)
Investment in subsidiaries			(25,000)	(35,000)	5,000
Net cash from investing activities			(25,000)	(35,839)	5,000
Cash flows from financing activities:
Issuance of subordinated debentures, net of issuance costs				49,274
Issuance of common stock, net of issuance costs			60,210
Cash dividends paid			(5,118)	(2,554)	(3,114)
Stock options exercised			2,296	585	470
Net cash from financing activities			57,388	47,305	(2,644)
Net increase in cash and cash equivalents			28,272	8,645	2,193
Cash and cash equivalents beginning of year	$ 45,769	$ 17,497	17,497	8,852	6,659
Cash and cash equivalents end of year			$ 45,769	$ 17,497	$ 8,852